Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - Non-consolidated VIEs [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Variable Interest Entity [Line Items]
Total assets	¥ 241,164,323	¥ 183,548,754
Maximum exposure	18,790,574	17,327,744
On-balance sheet assets, Total assets	14,939,167	14,519,503
On-balance sheet assets, Trading account assets	1,824,640	1,416,760
On-balance sheet assets, Investment securities	4,268,142	4,421,833
On-balance sheet assets, Loans	8,690,937	8,457,932
On-balance sheet assets, All other assets	155,448	222,978
On-balance sheet liabilities, Total liabilities	179,568	404,430
On-balance sheet liabilities, All other liabilities	179,568	404,430
Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	25,491,847	27,700,099
Maximum exposure	5,606,965	5,836,895
On-balance sheet assets, Total assets	4,211,342	4,797,551
On-balance sheet assets, Trading account assets	277	190
On-balance sheet assets, Investment securities	1,598,992	1,737,979
On-balance sheet assets, Loans	2,612,073	3,059,382
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	102,840,486	55,644,434
Maximum exposure	2,646,071	1,918,403
On-balance sheet assets, Total assets	2,288,210	1,712,037
On-balance sheet assets, Trading account assets	538,190	437,858
On-balance sheet assets, Investment securities	501,434	525,022
On-balance sheet assets, Loans	1,213,179	724,253
On-balance sheet assets, All other assets	35,407	24,904
On-balance sheet liabilities, Total liabilities	114,911	356,679
On-balance sheet liabilities, All other liabilities	114,911	356,679
Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	38,771,947	37,026,192
Maximum exposure	4,409,839	3,601,834
On-balance sheet assets, Total assets	3,254,145	2,764,156
On-balance sheet assets, Trading account assets	476,784	392,588
On-balance sheet assets, Investment securities	25,234	35,774
On-balance sheet assets, Loans	2,745,441	2,317,128
On-balance sheet assets, All other assets	6,686	18,666
On-balance sheet liabilities, Total liabilities	10,447	6,058
On-balance sheet liabilities, All other liabilities	10,447	6,058
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	8,604,182	8,215,327
Maximum exposure	3,088,564	3,030,263
On-balance sheet assets, Total assets	3,008,695	2,931,617
On-balance sheet assets, Trading account assets	611,245	394,478
On-balance sheet assets, Investment securities	2,142,482	2,123,058
On-balance sheet assets, Loans	204,332	361,184
On-balance sheet assets, All other assets	50,636	52,897
On-balance sheet liabilities, Total liabilities	29,478
On-balance sheet liabilities, All other liabilities	29,478
Other [Member]
Variable Interest Entity [Line Items]
Total assets	65,455,861	54,962,702
Maximum exposure	3,039,135	2,940,349
On-balance sheet assets, Total assets	2,176,775	2,314,142
On-balance sheet assets, Trading account assets	198,144	191,646
On-balance sheet assets, Loans	1,915,912	1,995,985
On-balance sheet assets, All other assets	62,719	126,511
On-balance sheet liabilities, Total liabilities	24,732	41,693
On-balance sheet liabilities, All other liabilities	¥ 24,732	¥ 41,693